Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2011
Registrant Name	dei_EntityRegistrantName	BIF TAX EXEMPT FUND/
Central Index Key	dei_EntityCentralIndexKey	0000320281
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul 27, 2011
Prospectus Date	rr_ProspectusDate	Jul 27, 2011

BIF TAX EXEMPT FUND
Fund Overview Key Facts About BIF Tax-Exempt Fund
Investment Objective
The investment objectives of BIF Tax-Exempt Fund ("Tax-Exempt Fund" or the "Fund") are to seek current income exempt from Federal income tax, preservation of capital and liquidity.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of Tax-Exempt Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - (USD $)	BIF TAX EXEMPT FUND
CMA Account Annual Fee	125

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		BIF TAX EXEMPT FUND
Management Fee	[1]	0.14%
Distribution and/or Service (12b-1) Fees	[1]	0.13%
Other Expenses	[1]	0.32%
Administration Fee	[1]	0.25%
Miscellaneous Other Expenses	[1]	0.07%
Total Annual Fund Operating Expenses	[1]	0.58%
[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund's share of the allocated expenses of Master Tax-Exempt LLC ("Master LLC"). The management fees are paid by Master LLC.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
BIF TAX EXEMPT FUND	59	186	324	726

Principal Investment Strategies of the Fund

Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of high quality, short-term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term tax-exempt bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term securities have maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund's dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all of its investments will be 120 days or less.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term tax-exempt securities or so that at least 80% of the income it distributes will be exempt from Federal income tax (including the Federal alternative minimum tax). The Fund also may invest up to 20% of its assets in short-term municipal securities, which may subject investors to Federal alternative minimum tax. Throughout this prospectus, interest paid on tax-exempt and/or municipal securities may be referred to as "tax-exempt."

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in a single state.

Principal Risks of Investing in the Fund

Tax-Exempt Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

■	Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security's tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

■

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

■

Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand obligations or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Performance Information

The information shows you how Tax-Exempt Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before February 2003 (when the Fund changed to a "master/feeder" structure) reflects the Fund's operations as a stand alone fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund's results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.

BIF Tax-Exempt Fund ANNUAL TOTAL RETURNS As of 12/31

During the period shown in the bar chart, the highest return for a quarter was 0.81% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2011 was 0.01%.

As of 12/31/10 Average Annual Total Returns
Average Annual Total Returns -	1 Year	5 Years	10 Years
BIF TAX EXEMPT FUND	0.04%	1.59%	1.44%

To obtain the Fund's current 7-day yield, call (800) 626-1960.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BIF TAX EXEMPT FUND/
Prospectus Date	rr_ProspectusDate	Jul 27, 2011
BIF TAX EXEMPT FUND | BIF TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
CMA Account Annual Fee	rr_MaximumAccountFee	125
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.13%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[1]
Administration Fee	rr_Component1OtherExpensesOverAssets	0.25%	[1]
Miscellaneous Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.58%	[1]
1 Year	rr_ExpenseExampleYear01	59
3 Years	rr_ExpenseExampleYear03	186
5 Years	rr_ExpenseExampleYear05	324
10 Years	rr_ExpenseExampleYear10	726
Annual Return 2001	rr_AnnualReturn2001	2.25%
Annual Return 2002	rr_AnnualReturn2002	1.00%
Annual Return 2003	rr_AnnualReturn2003	0.59%
Annual Return 2004	rr_AnnualReturn2004	0.72%
Annual Return 2005	rr_AnnualReturn2005	1.93%
Annual Return 2006	rr_AnnualReturn2006	2.92%
Annual Return 2007	rr_AnnualReturn2007	3.16%
Annual Return 2008	rr_AnnualReturn2008	1.75%
Annual Return 2009	rr_AnnualReturn2009	0.13%
Annual Return 2010	rr_AnnualReturn2010	0.04%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2009
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.01%
1 Year	rr_AverageAnnualReturnYear01	0.04%
5 Years	rr_AverageAnnualReturnYear05	1.59%
10 Years	rr_AverageAnnualReturnYear10	1.44%
BIF TAX EXEMPT FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Overview Key Facts About BIF Tax-Exempt Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objectives of BIF Tax-Exempt Fund ("Tax-Exempt Fund" or the "Fund") are to seek current income exempt from Federal income tax, preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of Tax-Exempt Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Represent Both Master and Feeder [Text]	rr_ExpensesRepresentBothMasterAndFeeder	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund's share of the allocated expenses of Master Tax-Exempt LLC ("Master LLC"). The management fees are paid by Master LLC
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Tax-Exempt Fund seeks to achieve its objectives by investing in a diversified portfolio of high quality, short-term, tax-exempt securities. These securities consist principally of tax-exempt notes and commercial paper, short-term tax-exempt bonds, tax-exempt variable rate demand obligations and short-term tax-exempt derivatives. Certain short-term securities have maturities that are longer than 397 days, but give the Fund the right to demand payment from a financial institution within that period. The Fund treats these securities as having a maturity of 397 days or less. The Fund's dollar-weighted average maturity will be 60 days or less and the dollar-weighted average life of all of its investments will be 120 days or less.

Under normal circumstances, the Fund invests at least 80% of its assets in short-term tax-exempt securities or so that at least 80% of the income it distributes will be exempt from Federal income tax (including the Federal alternative minimum tax). The Fund also may invest up to 20% of its assets in short-term municipal securities, which may subject investors to Federal alternative minimum tax. Throughout this prospectus, interest paid on tax-exempt and/or municipal securities may be referred to as "tax-exempt."

The Fund does not presently intend to invest more than 25% of its total assets in short-term tax-exempt securities of issuers located in a single state.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Tax-Exempt Fund cannot guarantee that it will achieve its objectives.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at  $1.00 per share, it is possible to lose money by investing in the Fund. The following is a summary description of certain risks of investing in the Fund.

■

Credit Risk — Credit risk refers to the possibility that the issuer of a security will not be able to make payments of interest and principal when due. Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer.

■	Income Risk — Income risk is the risk that the Fund's yield will vary as short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

■

Interest Rate Risk — Interest rate risk is the risk that the value of a debt security may fall when interest rates rise. In general, the market price of debt securities with longer maturities will go up or down more in response to changes in interest rates than the market price of shorter term securities.

Additionally, securities issued or guaranteed by the U.S. Government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund.

■

Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

■

Municipal Securities Risks — Municipal securities risks include the ability of the issuer to repay the obligation, the relative lack of information about certain issuers of municipal securities, and the possibility of future legislative changes which could affect the market for and value of municipal securities. Certain municipal securities, including private activity bonds, are not backed by the full faith, credit and taxing power of the issuer. Additionally, if events occur after the security is acquired that impact the security's tax-exempt status, the Fund and its shareholders could be subject to substantial tax liabilities.

■

Taxability Risk — Future laws, regulations, rulings or court decisions may cause interest on tax-exempt or municipal securities to be subject, directly or indirectly, to Federal income taxation or may otherwise prevent the Fund from realizing the full current benefit of the tax-exempt status of such securities. Any such change could also affect the market price of such securities, and thus the value of an investment in the Fund.

■

Variable Rate Demand Obligations and Municipal or Tax-Exempt Derivatives Risk — Investments in variable rate demand obligations or short-term municipal or tax-exempt derivatives involve credit risk with respect to the financial institution providing the Fund with the right to demand payment or put (sell) the security. While the Fund invests only in short-term municipal or tax-exempt securities of high quality issuers, or which are backed by high quality financial institutions, those issuers or financial institutions may still default on their obligations. Short-term municipal or tax-exempt derivatives present certain unresolved tax, legal, regulatory and accounting issues not presented by investments in other short-term municipal or tax-exempt securities. These issues might be resolved in a manner adverse to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund could lose money if the issuer of an instrument held by the Fund defaults or if short-term interest rates rise sharply in a manner not anticipated by Fund management. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information shows you how Tax-Exempt Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund. Information for the periods before February 2003 (when the Fund changed to a "master/feeder" structure) reflects the Fund's operations as a stand alone fund. As with all such investments, past performance is not an indication of future results. The table includes all applicable fees and sales charges. If the Fund's investment manager and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund's returns would have been lower. The Fund is a money market fund managed pursuant to the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Investment Company Act"). Effective May 28, 2010, Rule 2a-7 was amended to impose new liquidity, credit quality and maturity requirements on all money market funds. Fund performance shown prior to May 28, 2010 is based on Investment Company Act rules then in effect and is not an indication of future returns. Updated information on the Fund's results can be obtained by visiting www.blackrock.com/moneymarketreports or can be obtained by phone at (800) 626-1960.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information shows you how Tax-Exempt Fund's performance has varied year by year and provides some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 626-1960
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.blackrock.com/moneymarketreports
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all such investments, past performance is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	BIF Tax-Exempt Fund ANNUAL TOTAL RETURNS As of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 0.81% (quarter ended June 30, 2007) and the lowest return for a quarter was 0.01% (quarter ended December 31, 2009). The year-to-date return as of June 30, 2011 was 0.01%.

Performance Table Heading	rr_PerformanceTableHeading	As of 12/31/10 Average Annual Total Returns
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	The table includes all applicable fees and sales charges.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	To obtain the Fund's current 7-day yield, call (800) 626-1960.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	(800) 626-1960

[1]	The fees and expenses shown in the table and the example that follows include both the expenses of Tax-Exempt Fund and Tax-Exempt Fund's share of the allocated expenses of Master Tax-Exempt LLC ("Master LLC"). The management fees are paid by Master LLC.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 27, 2011